                                  Letterhead of
                  The American Franklin Life Insurance Company
                               #1 Franklin Square
                           Springfield, Illinois 62713
                                 (217) 528-2011



                                   May 5, 1999


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            RE: Separate Account VUL-2 of The American Franklin Life Insurance Company (1933 Act Registration No. 33-41838)

Ladies and Gentlemen:

         On behalf of Separate Account VUL-2 of The American Franklin Life Insurance Company, a registered investment company (the "Fund"), and in lieu of filing the Fund's Prospectus under Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of Prospectus that would have been filed under Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 12 to the Fund's Registration Statement on Form S-6, which was filed electronically with the Securities and Exchange Commission on April 30, 1999.

         If you have any questions about this filing, please contact the undersigned at (800) 528-2011, extension 2759.

                            Very truly yours,

                            /s/ Elizabeth E. Arthur


                            Elizabeth E. Arthur
                            Associate General Counsel



VIA EDGAR